QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Revenues	$2,383	$2,089	$2,507	$2,668
Expenses and other income	$2,026	$2,141	$2,178	$2,359

Net income	$251	$74	$290	$305
Earnings attributable to Sempra Energy	$236	$62	$268	$293

Basic per-share amounts(1):
Net income	$1.04	$0.31	$1.20	$1.26
Earnings attributable to Sempra Energy	$0.98	$0.26	$1.11	$1.21
Weighted average common shares outstanding	240.6	241.1	241.7	242.0

Diluted per-share amounts(1):
Net income	$1.02	$0.30	$1.18	$1.23
Earnings attributable to Sempra Energy	$0.97	$0.25	$1.09	$1.18
Weighted average common shares outstanding	243.8	246.3	245.8	247.6
2011
Revenues	$2,434	$2,422	$2,576	$2,604
Expenses and other income	$2,091	$1,836	$2,188	$2,198

Net income	$260	$494	$319	$308
Earnings attributable to Sempra Energy	$254	$503	$289	$285

Basic per-share amounts(1):
Net income	$1.08	$2.06	$1.33	$1.28
Earnings attributable to Sempra Energy	$1.06	$2.10	$1.21	$1.19
Weighted average common shares outstanding	240.1	239.4	239.5	239.8

Diluted per-share amounts(1):
Net income	$1.08	$2.05	$1.32	$1.27
Earnings attributable to Sempra Energy	$1.05	$2.09	$1.20	$1.18
Weighted average common shares outstanding	241.9	240.8	241.9	241.8
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$834	$780	$1,092	$988
Operating expenses	656	611	822	796
Operating income	$178	$169	$270	$192

Net income	$112	$101	$188	$114
Earnings attributable to noncontrolling interests	(6)	(5)	(12)	(3)
Earnings	106	96	176	111
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$105	$95	$174	$110
2011
Operating revenues	$840	$697	$868	$968
Operating expenses	677	584	658	699
Operating income	$163	$113	$210	$269

Net income	$94	$53	$136	$172
(Earnings) losses attributable to noncontrolling interests	(4)	19	(21)	(13)
Earnings	90	72	115	159
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$89	$71	$113	$158

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2012
Operating revenues	$880	$720	$728	$954
Operating expenses	761	625	609	867
Operating income	$119	$95	$119	$87

Net income	$66	$54	$71	$99
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$66	$53	$71	$99
2011
Operating revenues	$1,056	$876	$844	$1,040
Operating expenses	937	773	709	911
Operating income	$119	$103	$135	$129

Net income	$68	$60	$81	$79
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$68	$59	$81	$79